Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
12-month period ending June 30	Amount
2026	$759,823
2027	568,321
2028	474,367
2029	257,813
2030	177,365
2031 and thereafter	66,984
Total	$2,304,673